financial instruments	6 Months Ended
Jun. 30, 2025
financial instruments
financial instruments
4	financial instruments
(a)	Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table.

	June 30,	December 31,
As at (millions)	2025	2024
Cash and temporary investments, net	$3,682	$869
Accounts receivable	4,110	4,319
Contract assets	726	790
Derivative assets	23	178
	$8,541	$6,156

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed through the size and diversity of our large customer base, which encompasses substantially all consumer and business sectors in Canada. A program of credit evaluations of customers is followed and the amount of credit extended is limited when we deem it to be necessary. Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market rate or a negotiated rate on outstanding non-current customer account balances.

Customer accounts receivable, net of allowance for doubtful accounts

As at (millions)	Note	Gross	Allowance	Net [1]
June 30, 2025
Less than 30 days past billing date		$1,048	$(21)	$1,027
30-60 days past billing date		314	(18)	296
61-90 days past billing date		136	(21)	115
More than 90 days past billing date		223	(45)	178
Unbilled customer finance receivables		1,576	(34)	1,542
		$3,297	$(139)	$3,158
Current [2]	6(b)	$2,676	$(126)	$2,550
Non-current [3]	20	621	(13)	608
		$3,297	$(139)	$3,158
December 31, 2024
Less than 30 days past billing date		$975	$(20)	$955
30-60 days past billing date		504	(18)	486
61-90 days past billing date		147	(20)	127
More than 90 days past billing date		202	(42)	160
Unbilled customer finance receivables		1,661	(34)	1,627
		$3,489	$(134)	$3,355
Current [2]	6(b)	$2,844	$(119)	$2,725
Non-current [3]	20	645	(15)	630
		$3,489	$(134)	$3,355

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Factors considered when determining allowances for past - due accounts include: current economic conditions (including forward-looking macroeconomic data); historical information (including credit agency reports, if available); reasons for the accounts being past due; and the line of business from which the customer accounts receivable originated. These factors are also considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable balances above a specific threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense; the doubtful accounts expense is included in the Consolidated statements of income and other comprehensive income as Goods and services purchased.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Balance, beginning of period	$139	$121	$134	$117
Additions (doubtful accounts expense)	38	38	87	72
Accounts written off [1] less than recoveries	(37)	(39)	(85)	(66)
Other	(1)	—	3	(3)
Balance, end of period	$139	$120	$139	$120

1	For the three-month and six-month periods ended June 30, 2025, accounts that were written off but were still subject to enforcement activity totalled $66 (2024 – $64) and $131 (2024 – $116), respectively.

Contract assets

Credit risk associated with contract assets is inherently managed through the size and diversity of our large customer base, which encompasses substantially all consumer and business sectors in Canada.A program of credit evaluations of customers is followed and the amount of credit extended is limited when we deem it to be necessary.

Contract assets, net of impairment allowance

As at (millions)	Gross	Allowance	Net (Note 6(c))
June 30, 2025
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$607	$(18)	$589
The 12-month period ending two years hence	235	(7)	228
Thereafter	46	(1)	45
	$888	$(26)	$862
December 31, 2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$634	$(20)	$614
The 12-month period ending two years hence	287	(9)	278
Thereafter	48	(1)	47
	$969	$(30)	$939

We maintain allowances for lifetime expected credit losses related to contract assets. Factors considered when determining allowances include: current economic conditions; historical information (including credit agency reports, if available); and the line of business from which the contract assets originated. These same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our material foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. Credit exposure to any single financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of credit losses due to the potential non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(b)	Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

●	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
●	maintaining a short - term borrowing agreement associated with trade receivables and unbilled customer finance receivables (Note 22), bilateral bank facilities (Note 22), a supply chain financing program (Note 23), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(g));
●	maintaining in-effect shelf prospectuses;
●	continuously monitoring forecast and actual cash flows; and
●	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are disclosed in Note 26(j). As at June 30, 2025, unchanged from December 31, 2024, TELUS Corporation could offer an unlimited amount of securities in Canada, and US$3.5 billion of securities in the United States, qualified pursuant to a Canadian shelf prospectus effective until September 2026, unchanged from December 31, 2024. We believe our investment grade credit ratings contribute to reasonable access to capital markets. TELUS Digital Experience has a Canadian shelf prospectus effective until June 2026, unchanged from December 31, 2024, under which an unlimited amount of debt or equity securities could be offered.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted in the accompanying tables. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the accompanying tables.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at June 30, 2025	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2025 (remainder of year)	$2,744	$20	$3,646	$450	$(1,622)	$1,674	$3	$(1,116)	$1,116	$6,915
2026	376	41	2,823	788	(341)	318	6	(327)	331	4,015
2027	100	940	2,836	658	(1,827)	1,765	4	—	—	4,476
2028	61	—	4,437	443	(705)	728	2	—	—	4,966
2029	8	—	2,388	325	(238)	224	2	—	—	2,709
2030 - 2034	8	—	12,069	634	(3,017)	2,897	14	—	—	12,605
Thereafter	—	—	19,435	541	(3,247)	3,154	—	—	—	19,883
Total	$3,297	$1,001	$47,634	$3,839	$(10,997)	$10,760	$31	$(1,443)	$1,447	$55,569

			Total (Note 26(j))			$51,236

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the interest rates and, if applicable, foreign exchange rates, in effect as at June 30, 2025.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements, excepting that the maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at December 31, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030 - 2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418

			Total			$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.
(c)	Market risks

Net income and other comprehensive income for the six-month periods ended June 30, 2025 and 2024, could have varied if the Canadian dollar: U.S. dollar exchange rate, the U.S. dollar: European euro exchange rate, market interest rates and virtual power purchase agreement forward element valuation varied by reasonably possible amounts from their actual statement of financial position date amounts.

Our sensitivity analysis for currency risk exposure has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. We used the U.S. dollar-denominated and European euro-denominated balances and the notional amounts of our derivative financial instruments as at the relevant statement of financial position dates in these calculations.

The sensitivity analysis of our exposure to interest rate risk has been determined based upon a hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. We used the principal and notional amounts as at the relevant statement of financial position dates in these calculations.

The sensitivity analysis of our exposure to wind discount risk and solar premium risk is based upon a hypothetical change taking place at the relevant statement of financial position date. The notional amounts of the virtual power purchase agreements as at the relevant statement of financial position dates have been used in these calculations.

In the sensitivity analysis, we reflected income tax expense on a net basis, calculated using the applicable statutory income tax rates for the reporting periods.

			Other comprehensive
Six-month periods ended June 30	Net income		income		Comprehensive income
(increase (decrease) in millions)	2025	2024	2025	2024	2025	2024
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$(6)	$47	$115	$41	$109
Canadian dollar depreciates	$6	$6	$(39)	$(115)	$(33)	$(109)
10% change in US$: € exchange rate
U.S. dollar appreciates	$14	$14	$(73)	$(69)	$(59)	$(55)
U.S. dollar depreciates	$(14)	$(14)	$73	$69	$59	$55
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(3)	$(6)	$72	$72	$69	$66
U.S. interest rate	$—	$—	$(86)	$(68)	$(86)	$(68)
Combined	$(3)	$(6)	$(14)	$4	$(17)	$(2)
Interest rates decrease
Canadian interest rate	$3	$6	$(75)	$(75)	$(72)	$(69)
U.S. interest rate	$—	$—	$89	$71	$89	$71
Combined	$3	$6	$14	$(4)	$17	$2
20 basis point change in wind discount (Note 2(a))
Wind discount increases	$—	$(36)	$(22)	$—	$(22)	$(36)
Wind discount decreases	$—	$36	$22	$—	$22	$36
20 basis point change in solar premium (Note 2(a))
Solar premium increases	$—	$22	$12	$—	$12	$22
Solar premium decreases	$—	$(22)	$(12)	$—	$(12)	$(22)

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates, market interest rates, wind discount and solar premium; in reality, the competitive marketplaces in which we operate would have an effect on this assumption.

(d)	Fair values

General

The carrying values of cash and temporary investments, accounts receivable, short-term obligations, short-term borrowings, accounts payable and certain provisions (including restructuring provisions) approximate their fair values due to their immediate or short-term maturity. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of our investment financial assets are based on quoted market prices in active markets or other clear and objective evidence of fair value.

The fair value of our long-term debt, excluding leases, is based on quoted market prices in active markets.

For derivative financial instruments used to manage our exposure to currency risk, we estimated their fair values based on either quoted market prices in active markets for the same or similar financial instruments or the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments of similar maturities subject to similar risks (such fair value estimates being largely based on the Canadian dollar: U.S. dollar forward exchange rate as at the statements of financial position dates). The fair values of the derivative financial instruments we use to manage our exposure to price risk associated with the purchase of nature - dependent electricity are currently estimated using a discounted cash flow approach and are based on industry-standard forecasts from EDC Associates Ltd. utilizing observable market data. The significant unobservable inputs used in the fair value measurement of the Level 3 derivative financial instruments were wind discount, reflecting 76% (December 31, 2024 – 76%) of the Alberta Interconnected Electrical System pool price, and solar premium, reflecting 108% (December 31, 2024 – 108%) of the Alberta Interconnected Electrical System pool price.

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

As at ($ in millions except price or rate)		June 30, 2025				December 31, 2024
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying		maturity	Notional	and carrying
	Designation	date	amount	value	Price or rate	date	amount	value	Price or rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2026	$92	$2	US$1.00: ₱58	2025	$43	$—	US$1.00: ₱58
U.S. dollar-denominated transactions	HFT [4]	2025	$677	1	US$1.00: C$1.35	2025	$72	1	US$1.00: C$1.43
U.S. dollar-denominated transactions	HFH [3]	2026	$143	1	US$1.00: C$1.35	2025	$410	20	US$1.00: C$1.36
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$50	—	US$1.00: C$1.36	2025	$1,201	31	US$1.00: C$1.40
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	2028	$48	8	€1.00: US$1.09	2028	$46	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$12	—	3.5%	2028	$12	—	3.5%
				$12				$65
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2032	$1,563	$11	US$1.00: C$1.33	2032	$3,069	$86	US$1.00: C$1.30
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	—	$—	—	—	2028	$557	24	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$—	—	—	2028	$211	3	3.5%
				$11				$113
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2026	$87	$1	US$1.00: ₱56	2025	$129	$3	US$1.00: ₱57
U.S. dollar-denominated transactions	HFH [3]	2026	$447	14	US$1.00: C$1.40	—	$—	—	—
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$2,767	63	US$1.00: C$1.36	2025	$1,117	2	US$1.00: C$1.44
Derivatives used to manage other price risk associated with Purchase of electrical power	HFH [3,9]	2047	0.3 TWh [8]	1	$32.34/MWh [8]	2047	0.4 TWh [8]	6	$31.76/MWh [8]
				$79				$11
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$7,035	$128	US$1.00: C$1.31	2049	$3,378	$86	US$1.00: C$1.32
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	2028	$574	49	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(g))	HFH [3]	2028	$194	1	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with Purchase of electrical power	HFH [3,9]	2047	5.1 TWh [8]	18	$40.97/MWh [8]	2047	6.5 TWh [8]	32	$40.49/MWh [8]
				$196				$118

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Six months
Periods ended June 30	2025	2024
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes (see (e))	$2	$(103)
Included in other comprehensive income, excluding income taxes (see (e), Note 2(a))	17	—
Balance, beginning of period – asset (liability)	(38)	193
Balance, end of period – asset (liability)	$(19)	$90

2	Caption reflects line item where derivative financial instruments are presented in the Consolidated statements of financial position. Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item), except for derivatives uses to manage other price risk associated with the purchase of electrical power which were entered into prior to fiscal 2025 and which were designated as HFH on January 1, 2025 (see Note 2 (a)); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items (variable notional amounts of hedging items and the variable notional amounts of the associated hedged items in respect of virtual power purchase agreements (see Note 2 (a)).
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2025, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $(30) (December 31, 2024 – $(22)).
7	We designate only the spot element as the hedging item. As at June 30, 2025, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $2 (December 31, 2024 - $2).
8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.
9	As at December 31, 2024, these were designated as held for trading. We have implemented new amendments to IFRS Accounting Standards effective January 1, 2025, which newly allow for these to prospectively be designated as held for hedging (see Note 2(a)).

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

As at (millions)	June 30, 2025		December 31, 2024
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$29,101	$28,756	$25,972	$25,285

(e)	Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (a), would be the primary source of hedge ineffectiveness. Excepting the virtual power purchase agreement derivatives, there was no ineffective portion of the derivative instruments classified as cash flow hedging items for the periods presented. The ineffective portion of the virtual power purchase agreements arises due to them being considered off-market hedging instruments by the transition rules of the amendments to IFRS Accounting Standards in respect of nature-dependent electricity (see Note 2(a)).

	Amount of gain (loss)		Gain (loss) reclassified from other
	recognized in other		comprehensive income to income
	comprehensive income		(effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	2025	2024	Location	2025	2024
THREE-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$(24)	$5	Goods and services purchased	$1	$4
U.S. dollar-denominated debt [1] Notes 22, 26(b)-(c)	(268)	12	Financing costs	(328)	56
Net investment in a foreign operation [2]	(51)	12	Financing costs	1	6
	(343)	29		(326)	66
Derivatives used to manage other market risks
Purchase of electrical power Note 2(a)	35	—	Goods and services purchased	—	—
Other	—	1	Financing costs	1	1
	35	1		1	1
	$(308)	$30		$(325)	$67
SIX-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$(23)	$15	Goods and services purchased	$7	$4
U.S. dollar-denominated debt [1] Notes 22, 26(b)-(c)	(228)	182	Financing costs	(333)	187
Net investment in a foreign operation [2]	(72)	37	Financing costs	6	11
	(323)	234		(320)	202
Derivatives used to manage other market risks
Purchase of electrical power Note 2(a)	19	—	Goods and services purchased	2	—
Other	(2)	6	Financing costs	1	2
	17	6		3	2
	$(306)	$240		$(317)	$204

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2025, totalled $8 (2024 - $(23)) and $(8) (2024 - $(44)), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2025, totalled $NIL (2024 – $NIL) and $NIL (2024 - $NIL) respectively.

The following table sets out the ineffectiveness gains and losses included in Goods and services purchased in the Consolidated statements of income and other comprehensive income that arise from derivative instruments that are classified as held for hedging and that are designated as being in a hedging relationship.

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Derivatives used to manage other market risks (purchase of electrical power) Note 2(a)	$2	$—	$3	$—

The following table sets out the gains and losses included in Financing costs in the Consolidated statements of income and other comprehensive income that arise from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship.

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Derivatives used to manage currency risk	$(1)	$(5)	$—	$(6)
Unrealized changes in virtual power purchase agreements forward element (Note 2(a))	$—	$(37)	$—	$(103)